Related Party Transactions - Schedule of Related Party Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Related Party Receivables [Line Items]
Related party receivables		$ 77,355	$ 118,554
J&F Investimentos S.A. [Member]
Schedule of Related Party Receivables [Line Items]
Related party receivables	[1]	77,355	117,930
Flora Produtos de Higiene e Limpeza S.A. - Associate [Member]
Schedule of Related Party Receivables [Line Items]
Related party receivables			$ 624

[1]	Refers to the agreement entered into between JBS S.A. and J&F Investimentos S.A. and certain former executives of the Group, which represents the definitive settlement of the dispute subject to Arbitration CAM n° 186/21, whereby J&F agreed to liquidate in accordance with the terms and conditions specified in the agreement.